HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communications - 7.9%
Cable & Satellite - 0.8%
Comcast Corporation - Class A	15,000	$838,950
Sirius XM Holdings, Inc.	390,000	2,379,000
		3,217,950
Entertainment Content - 1.8%
AMC Networks, Inc. - Class A (a)	75,000	3,494,250
ViacomCBS, Inc. - Class B	90,000	3,555,900
		7,050,150
Internet Media & Services - 1.6%
Alphabet, Inc. - Class C (a)	300	799,593
Baidu, Inc. - ADR (a)	15,000	2,306,250
Facebook, Inc. - Class A (a)	300	101,817
fuboTV, Inc. (a)	15,000	359,400
LifeMD, Inc. (a)	35,000	217,350
Pinterest, Inc. - Class A (a)	9,000	458,550
Shutterstock, Inc.	15,000	1,699,800
		5,942,760
Media - 1.8%
Discovery, Inc. - Series A (a)	75,000	1,903,500
John Wiley & Sons, Inc. - Class A	15,000	783,150
Nexstar Media Group, Inc. - Class A	27,000	4,102,920
		6,789,570
Publishing & Broadcasting - 1.7%
Audacy, Inc. (a)	60,000	220,800
Gray Television, Inc.	150,000	3,423,000
Meredith Corporation (a)	50,000	2,785,000
		6,428,800
Telecommunications - 0.2%
Verizon Communications, Inc.	15,000	810,150

Consumer Discretionary - 20.1%
Apparel & Textile Products - 0.8%
Capri Holdings Ltd. (a)	9,000	435,690
Carter's, Inc.	15,000	1,458,600
Fossil Group, Inc. (a)	28,000	331,800
Tapestry, Inc.	25,000	925,500
		3,151,590
Automotive - 0.6%
Arcimoto, Inc. (a)	14,000	160,020
Harley-Davidson, Inc.	36,000	1,317,960

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Consumer Discretionary - 20.1% (continued)
Automotive - 0.6% (continued)
Tenneco, Inc. - Class A (a)	60,000	$856,200
		2,334,180
Consumer Services - 1.6%
Graham Holdings Company - Class B	6,000	3,534,960
Matthews International Corporation - Class A	15,000	520,350
Medifast, Inc.	6,000	1,155,840
Perdoceo Education Corporation (a)	35,000	369,600
Strategic Education, Inc.	6,000	423,000
		6,003,750
E-Commerce Discretionary - 0.6%
Amazon.com, Inc. (a)	150	492,756
eBay, Inc.	6,000	418,020
Etsy, Inc. (a)	6,000	1,247,760
		2,158,536
Home & Office Products - 2.2%
Container Store Group, Inc. (The) (a)	45,000	428,400
Hamilton Beach Brands Holding Company - Class A	38,000	595,460
iRobot Corporation (a)	36,000	2,826,000
Newell Brands, Inc.	45,000	996,300
Tempur Sealy International, Inc.	15,000	696,150
Tupperware Brands Corporation (a)	75,000	1,584,000
Whirlpool Corporation	6,000	1,223,160
		8,349,470
Home Construction - 2.1%
Century Communities, Inc.	36,000	2,212,200
D.R. Horton, Inc.	15,000	1,259,550
Forestar Group, Inc. (a)	35,000	652,050
Lennar Corporation - Class A	9,000	843,120
LGI Homes, Inc. (a)	6,000	851,460
M/I Homes, Inc. (a)	30,000	1,734,000
TRI Pointe Homes, Inc. (a)	30,000	630,600
		8,182,980
Leisure Facilities & Services - 0.4%
Brinker International, Inc. (a)	21,000	1,030,050
Domino's Pizza, Inc.	1,250	596,200
		1,626,250

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Consumer Discretionary - 20.1% (continued)
Leisure Products - 0.6%
Mattel, Inc. (a)	75,000	$1,392,000
Nautilus, Inc. (a)	45,000	418,950
YETI Holdings, Inc. (a)	5,000	428,450
		2,239,400
Retail - Discretionary - 11.0%
AutoZone, Inc. (a)	300	509,397
Bed Bath & Beyond, Inc. (a)	60,000	1,036,500
Big 5 Sporting Goods Corporation	24,000	552,960
Buckle, Inc. (The)	75,000	2,969,250
Chico's FAS, Inc. (a)	150,000	673,500
Designer Brands, Inc. - Class A (a)	45,000	626,850
Dick's Sporting Goods, Inc.	15,000	1,796,550
Duluth Holdings, Inc. - Class B (a)	154,000	2,099,020
Express, Inc. (a)	390,000	1,840,800
Foot Locker, Inc.	36,000	1,643,760
Gap, Inc. (The)	15,000	340,500
Genesco, Inc. (a)	24,000	1,385,520
Hibbett, Inc.	40,000	2,829,600
Home Depot, Inc. (The)	1,000	328,260
Kohl's Corporation	54,000	2,542,860
Lumber Liquidators Holdings, Inc. (a)	90,000	1,681,200
Macy's, Inc.	100,000	2,260,000
MarineMax, Inc. (a)	45,000	2,183,400
O'Reilly Automotive, Inc. (a)	1,000	611,060
Qurate Retail, Inc. - Series A	140,000	1,426,600
Sally Beauty Holdings, Inc. (a)	90,000	1,516,500
Signet Jewelers Ltd.	9,000	710,640
Sleep Number Corporation (a)	30,000	2,804,400
Ulta Beauty, Inc. (a)	5,000	1,804,600
Urban Outfitters, Inc. (a)	36,000	1,068,840
Vera Bradley, Inc. (a)	45,000	423,450
Williams-Sonoma, Inc.	12,000	2,127,960
Zumiez, Inc. (a)	60,000	2,385,600
		42,179,577
Specialty Retail - 0.1%
Penske Automotive Group, Inc.	5,000	503,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Consumer Discretionary - 20.1% (continued)
Wholesale - Discretionary - 0.1%
Educational Development Corporation	60,000	$585,000

Consumer Staples - 13.0%
Beverages - 0.4%
National Beverage Corporation	30,000	1,574,700

Consumer Products - 0.7%
Colgate-Palmolive Company	21,000	1,587,180
Nature's Sunshine Products, Inc.	18,000	263,700
PepsiCo, Inc.	5,000	752,050
		2,602,930
Food - 5.6%
B&G Foods, Inc.	120,000	3,586,800
BellRing Brands, Inc. - Class A (a)	45,000	1,383,750
Campbell Soup Company	75,000	3,135,750
Fresh Del Monte Produce, Inc.	45,000	1,449,900
General Mills, Inc.	36,000	2,153,520
Herbalife Nutrition Ltd. (a)	45,000	1,907,100
J.M. Smucker Company (The)	15,000	1,800,450
Kellogg Company	42,000	2,684,640
Kraft Heinz Company (The)	36,000	1,325,520
USANA Health Sciences, Inc. (a)	24,000	2,212,800
		21,640,230
Household Products - 1.0%
Clorox Company (The)	6,000	993,660
Kimberly-Clark Corporation	6,000	794,640
Nu Skin Enterprises, Inc. - Class A	49,000	1,983,030
		3,771,330
Retail - Consumer Staples - 5.3%
Big Lots, Inc.	66,000	2,861,760
Dollar Tree, Inc. (a)	10,000	957,200
Ingles Markets, Inc. - Class A	35,000	2,311,050
Kroger Company (The)	10,000	404,300
Natural Grocers by Vitamin Cottage, Inc.	90,000	1,009,800
Ollie's Bargain Outlet Holdings, Inc. (a)	15,000	904,200
PriceSmart, Inc.	9,000	697,950
Rite Aid Corporation (a)	90,000	1,278,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Consumer Staples - 13.0% (continued)
Retail - Consumer Staples - 5.3% (continued)
Sprouts Farmers Market, Inc. (a)	90,000	$2,085,300
United Natural Foods, Inc. (a)	90,000	4,357,800
Walgreens Boots Alliance, Inc.	66,000	3,105,300
Weis Markets, Inc.	9,000	472,950
		20,445,610
Energy - 4.5%
Energy Equipment & Services - 0.5%
Nabors Industries Ltd. (a)	20,000	1,929,600

Oil & Gas Producers - 2.2%
Antero Resources Corporation (a)	45,000	846,450
Callon Petroleum Company (a)	15,000	736,200
Laredo Petroleum, Inc. (a)	15,000	1,216,050
Ovintiv, Inc.	30,000	986,400
Range Resources Corporation (a)	60,000	1,357,800
SM Energy Company	120,000	3,165,600
		8,308,500
Renewable Energy - 1.8%
Broadwind, Inc. (a)	165,000	427,350
Canadian Solar, Inc. (a)	45,000	1,556,550
CleanSpark, Inc. (a)	30,000	347,700
First Solar, Inc. (a)	1,500	143,190
JinkoSolar Holding Company Ltd. - ADR (a)	60,000	2,748,600
SunPower Corporation (a)	45,000	1,020,600
Sunworks, Inc. (a)	120,000	736,800
		6,980,790
Financials - 11.9%
Asset Management - 1.0%
BrightSphere Investment Group, Inc.	90,000	2,351,700
Federated Hermes, Inc.	50,000	1,625,000
		3,976,700
Banking - 2.6%
Associated Banc-Corp	30,000	642,600
Citizens Financial Group, Inc.	15,000	704,700
Comerica, Inc.	15,000	1,207,500
Customers Bancorp, Inc. (a)	45,000	1,935,900
Fifth Third Bancorp	15,000	636,600
Hilltop Holdings, Inc.	75,000	2,450,250
Investors Bancorp, Inc.	90,000	1,359,900

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Financials - 11.9% (continued)
Banking - 2.6% (continued)
People's United Financial, Inc.	30,000	$524,100
Reliant Bancorp, Inc.	17,500	552,825
		10,014,375
Institutional Financial Services - 2.5%
Cboe Global Markets, Inc.	15,000	1,857,900
Evercore, Inc. - Class A	27,000	3,609,090
StoneX Group, Inc. (a)	30,000	1,977,000
Virtu Financial, Inc. - Class A	90,000	2,198,700
		9,642,690
Insurance - 4.3%
Aflac, Inc.	45,000	2,345,850
Allstate Corporation (The)	30,000	3,819,300
Lincoln National Corporation	30,000	2,062,500
MGIC Investment Corporation	30,000	448,800
NMI Holdings, Inc. - Class A (a)	30,000	678,300
Old Republic International Corporation	50,000	1,156,500
Progressive Corporation (The)	24,000	2,169,360
Unum Group	150,000	3,759,000
		16,439,610
Specialty Finance - 1.5%
Alliance Data Systems Corporation	14,000	1,412,460
Ally Financial, Inc.	15,000	765,750
Essent Group Ltd.	15,000	660,150
Navient Corporation	45,000	887,850
PennyMac Financial Services, Inc.	30,000	1,833,900
		5,560,110
Health Care - 14.3%
Biotech & Pharma - 8.7%
AbbVie, Inc.	12,000	1,294,440
Alkermes plc (a)	15,000	462,600
Amgen, Inc.	9,000	1,913,850
Amneal Pharmaceuticals, Inc. (a)	175,000	934,500
Beam Therapeutics, Inc. (a)	3,500	304,535
Biogen, Inc. (a)	7,500	2,122,425
Blueprint Medicines Corporation (a)	6,000	616,860
Catalyst Pharmaceuticals, Inc. (a)	120,000	636,000
Clovis Oncology, Inc. (a)	50,000	223,000
Coherus Biosciences, Inc. (a)	35,000	562,450
Corcept Therapeutics, Inc. (a)	150,000	2,952,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Health Care - 14.3% (continued)
Biotech & Pharma - 8.7% (continued)
CRISPR Therapeutics AG (a)	12,000	$1,343,160
Editas Medicine, Inc. (a)	18,000	739,440
Exelixis, Inc. (a)	30,000	634,200
Innoviva, Inc. (a)	120,000	2,005,200
Jazz Pharmaceuticals plc (a)	24,000	3,125,040
Neurocrine Biosciences, Inc. (a)	15,000	1,438,650
Neuronetics, Inc. (a)	36,000	236,160
Organogenesis Holdings, Inc. (a)	30,000	427,200
Pacira BioSciences, Inc. (a)	6,000	336,000
Sage Therapeutics, Inc. (a)	72,000	3,190,320
Supernus Pharmaceuticals, Inc. (a)	90,000	2,400,300
United Therapeutics Corporation (a)	3,000	553,740
Vanda Pharmaceuticals, Inc. (a)	120,000	2,056,800
Vertex Pharmaceuticals, Inc. (a)	9,000	1,632,510
Viatris, Inc.	90,000	1,219,500
		33,360,880
Health Care Facilities & Services - 2.3%
Brookdale Senior Living, Inc. (a)	70,000	441,000
Cigna Corporation	6,000	1,200,960
Community Health Systems, Inc. (a)	100,000	1,170,000
Fulgent Genetics, Inc. (a)	15,000	1,349,250
Laboratory Corporation of America Holdings (a)	9,000	2,532,960
Patterson Companies, Inc.	70,000	2,109,800
		8,803,970
Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	18,000	2,615,580
Universal Health Services, Inc. - Class B	3,000	415,110
		3,030,690
Medical Equipment & Devices - 2.5%
10X Genomics, Inc. - Class A (a)	3,000	436,740
Accuray, Inc. (a)	30,000	118,500
Co-Diagnostics, Inc. (a)	35,000	340,550
Exact Sciences Corporation (a)	9,000	859,050
Hologic, Inc. (a)	18,000	1,328,580
Inogen, Inc. (a)	60,000	2,585,400
Meridian Bioscience, Inc. (a)	140,000	2,693,600
OPKO Health, Inc. (a)	90,000	328,500
Quidel Corporation (a)	6,000	846,900

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Health Care - 14.3% (continued)
Medical Equipment & Devices - 2.5% (continued)
Vericel Corporation (a)	6,000	$292,800
		9,830,620
Industrials - 5.8%
Commercial Support Services - 0.9%
H&R Block, Inc.	100,000	2,500,000
Pitney Bowes, Inc.	120,000	865,200
		3,365,200
Diversified Industrials - 0.1%
3M Company	3,000	526,260

Electrical Equipment - 0.4%
Capstone Green Energy Corporation (a)	42,000	202,020
Sensata Technologies Holding plc (a)	9,000	492,480
WidePoint Corporation (a)	140,000	735,000
		1,429,500
Engineering & Construction - 0.7%
Infrastructure & Energy Alternatives, Inc. (a)	21,000	240,030
Orbital Energy Group, Inc. (a)	90,000	277,200
Primoris Services Corporation	75,000	1,836,750
Tutor Perini Corporation (a)	21,000	272,580
		2,626,560
Industrial Intermediate Products - 0.2%
Proto Labs, Inc. (a)	14,000	932,400

Industrial Support Services - 1.0%
MSC Industrial Direct Company, Inc. - Class A	15,000	1,202,850
Triton International Ltd.	45,000	2,341,800
WESCO International, Inc. (a)	4,500	518,940
		4,063,590
Machinery - 0.3%
Energy Recovery, Inc. (a)	60,000	1,141,800

Transportation & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	25,000	2,175,000
Expeditors International of Washington, Inc.	18,000	2,144,340
FedEx Corporation	9,000	1,973,610

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Industrials - 5.8% (continued)
Transportation & Logistics - 2.2% (continued)
Landstar System, Inc.	5,000	$789,100
Ryder System, Inc.	15,000	1,240,650
		8,322,700
Materials - 6.1%
Chemicals - 2.9%
AdvanSix, Inc. (a)	45,000	1,788,750
Celanese Corporation	15,000	2,259,600
LyondellBasell Industries N.V. - Class A	24,000	2,252,400
Mosaic Company (The)	50,000	1,786,000
Rayonier Advanced Materials, Inc. (a)	50,000	375,000
Tronox Holdings plc - Class A	30,000	739,500
Valvoline, Inc.	60,000	1,870,800
		11,072,050
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd.	24,000	1,244,400
AngloGold Ashanti Ltd. - ADR	45,000	719,550
Barrick Gold Corporation	180,000	3,249,000
Kinross Gold Corporation	120,000	643,200
Newmont Corporation	75,000	4,072,500
Royal Gold, Inc.	15,000	1,432,350
		11,361,000
Paper & Forest Products - 0.2%
Boise Cascade Company	18,000	971,640

Real Estate - 0.6%
Real Estate Services - 0.6%
eXp World Holdings, Inc.	36,000	1,431,720
Jones Lang LaSalle, Inc. (a)	3,500	868,315
		2,300,035
Technology - 13.8%
Semiconductors - 1.8%
Applied Materials, Inc.	10,000	1,287,300
Intel Corporation	60,000	3,196,800
QUALCOMM, Inc.	20,000	2,579,600
		7,063,700
Software - 2.4%
Allscripts Healthcare Solutions, Inc. (a)	25,000	334,250

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Technology - 13.8% (continued)
Software - 2.4% (continued)
Ebix, Inc.	90,000	$2,423,700
Evolent Health, Inc. - Class A (a)	24,000	744,000
j2 Global, Inc. (a)	20,000	2,732,400
Microsoft Corporation	150	42,288
Oracle Corporation	6,000	522,780
Vislink Technologies, Inc. (a)	1	2
VMware, Inc. - Class A (a)	12,000	1,784,400
Xperi Holding Corporation	30,000	565,200
		9,149,020
Technology Hardware - 8.2%
Apple, Inc.	1,500	212,250
Aviat Networks, Inc. (a)	15,000	492,900
Cambium Networks Corporation (a)	100,000	3,619,000
Casa Systems, Inc. (a)	63,000	427,140
Clearfield, Inc. (a)	60,000	2,649,000
CommScope Holding Company, Inc. (a)	90,000	1,223,100
F5 Networks, Inc. (a)	12,000	2,385,360
HP, Inc.	90,000	2,462,400
Jabil, Inc.	15,000	875,550
Maxar Technologies, Inc.	30,000	849,600
NetApp, Inc.	40,000	3,590,400
Plantronics, Inc. (a)	28,000	719,880
Ribbon Communications, Inc. (a)	300,000	1,794,000
Seagate Technology plc	25,000	2,063,000
Sonos, Inc. (a)	45,000	1,456,200
Turtle Beach Corporation (a)	75,000	2,086,500
Ubiquiti, Inc.	15,000	4,480,050
		31,386,330
Technology Services - 1.4%
Cognizant Technology Solutions Corporation - Class A	30,000	2,226,300
Infosys Ltd. - ADR	75,000	1,668,750
International Business Machines Corporation	6,000	833,580
Maximus, Inc.	9,000	748,800
		5,477,430

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Utilities - 0.4%
Electric Utilities - 0.4%
NRG Energy, Inc.	35,000	$1,429,050

Total Common Stocks (Cost $371,277,572)		$378,084,713

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
iShares Gold Trust (a)	45,000	$1,503,450
SPDR Gold Shares (a)	9,000	1,477,980
Total Exchange-Traded Funds (Cost $3,142,145)		$2,981,430

WARRANTS - 0.0% (b)	Shares	Value
Energy - 0.0% (b)
Energy Equipment & Services - 0.0% (b)
Nabors Industries Ltd. (a) (Cost $0)	8,000	$46,720

EXCHANGE-TRADED PUT OPTION CONTRACTS - 3.4%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 11/19/2021 at $2,200	750	$165,327,900	$6,097,500
S&P 500 Index Option, 11/19/2021 at $4,350	500	215,377,000	6,975,000
Total Put Option Contracts (Cost $11,210,150)		$380,704,900	$13,072,500

Total Investments at Value - 102.6% (Cost $385,629,867)			$394,185,363

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 40.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (c) (Cost $153,823,721)	153,823,721	$153,823,721

Total Investments and Money Market Funds at Value - 142.7% (Cost $539,453,588)		$548,009,084

Written Call Option Contracts - (41.8%)		(160,504,000)

Liabilities in Excess of Other Assets - (0.9%)		(3,375,488)

Net Assets - 100.0%		$384,129,596

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2021 was $393,591,995.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2021 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	750	$165,327,900	$1,200	12/17/2021	$75,084,750
S&P 500 Index Option	475	204,608,150	2,500	12/17/2021	85,419,250

Total Written Call Option Contracts (Premiums received $171,538,479)		$369,936,050			$160,504,000

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2021 was $386,339,662.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

COMMON STOCKS - 64.7%	Shares	Value
Communications - 5.3%
Cable & Satellite - 0.5%
Comcast Corporation - Class A	500	$27,965
Sirius XM Holdings, Inc.	13,000	79,300
		107,265
Entertainment Content - 1.2%
AMC Networks, Inc. - Class A (a)	2,500	116,475
ViacomCBS, Inc. - Class B	3,000	118,530
		235,005
Internet Media & Services - 1.1%
Alphabet, Inc. - Class C (a)	10	26,653
Baidu, Inc. - ADR (a)	500	76,875
Facebook, Inc. - Class A (a)	10	3,394
fuboTV, Inc. (a)	500	11,980
LifeMD, Inc. (a)	1,400	8,694
Pinterest, Inc. - Class A (a)	300	15,285
Shutterstock, Inc.	600	67,992
		210,873
Media - 1.2%
Discovery, Inc. - Series A (a)	3,000	76,140
John Wiley & Sons, Inc. - Class A	600	31,326
Nexstar Media Group, Inc. - Class A	900	136,764
		244,230
Publishing & Broadcasting - 1.2%
Audacy, Inc. (a)	2,000	7,360
Gray Television, Inc.	5,000	114,100
Meredith Corporation (a)	2,000	111,400
		232,860
Telecommunications - 0.1%
Verizon Communications, Inc.	500	27,005

Consumer Discretionary - 13.4%
Apparel & Textile Products - 0.6%
Capri Holdings Ltd. (a)	300	14,523
Carter's, Inc.	600	58,344
Fossil Group, Inc. (a)	800	9,480
Tapestry, Inc.	1,000	37,020
		119,367
Automotive - 0.4%
Arcimoto, Inc. (a)	400	4,572
Harley-Davidson, Inc.	1,200	43,932

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.7% (continued)	Shares	Value
Consumer Discretionary - 13.4% (continued)
Automotive - 0.4% (continued)
Tenneco, Inc. - Class A (a)	2,000	$28,540
		77,044
Consumer Services - 1.0%
Graham Holdings Company - Class B	200	117,832
Matthews International Corporation - Class A	500	17,345
Medifast, Inc.	200	38,528
Perdoceo Education Corporation (a)	1,000	10,560
Strategic Education, Inc.	200	14,100
		198,365
E-Commerce Discretionary - 0.4%
Amazon.com, Inc. (a)	5	16,425
eBay, Inc.	200	13,934
Etsy, Inc. (a)	200	41,592
		71,951
Home & Office Products - 1.4%
Container Store Group, Inc. (The) (a)	1,500	14,280
Hamilton Beach Brands Holding Company - Class A	1,100	17,237
iRobot Corporation (a)	1,200	94,200
Newell Brands, Inc.	1,500	33,210
Tempur Sealy International, Inc.	600	27,846
Tupperware Brands Corporation (a)	2,500	52,800
Whirlpool Corporation	200	40,772
		280,345
Home Construction - 1.4%
Century Communities, Inc.	1,200	73,740
D.R. Horton, Inc.	500	41,985
Forestar Group, Inc. (a)	1,000	18,630
Lennar Corporation - Class A	300	28,104
LGI Homes, Inc. (a)	200	28,382
M/I Homes, Inc. (a)	1,000	57,800
TRI Pointe Homes, Inc. (a)	1,000	21,020
		269,661
Leisure Facilities & Services - 0.3%
Brinker International, Inc. (a)	700	34,335
Domino's Pizza, Inc.	50	23,848
		58,183

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.7% (continued)	Shares	Value
Consumer Discretionary - 13.4% (continued)
Leisure Products - 0.4%
Mattel, Inc. (a)	3,000	$55,680
Nautilus, Inc. (a)	1,500	13,965
YETI Holdings, Inc. (a)	200	17,138
		86,783
Retail - Discretionary - 7.3%
AutoZone, Inc. (a)	10	16,980
Bed Bath & Beyond, Inc. (a)	2,000	34,550
Big 5 Sporting Goods Corporation	800	18,432
Buckle, Inc. (The)	2,500	98,975
Chico's FAS, Inc. (a)	4,000	17,960
Designer Brands, Inc. - Class A (a)	1,500	20,895
Dick's Sporting Goods, Inc.	500	59,885
Duluth Holdings, Inc. - Class B (a)	4,400	59,972
Express, Inc. (a)	13,000	61,360
Foot Locker, Inc.	1,200	54,792
Gap, Inc. (The)	500	11,350
Genesco, Inc. (a)	800	46,184
Hibbett, Inc.	1,600	113,183
Home Depot, Inc. (The)	50	16,413
Kohl's Corporation	1,800	84,762
Lumber Liquidators Holdings, Inc. (a)	3,000	56,040
Macy's, Inc.	4,000	90,400
MarineMax, Inc. (a)	1,500	72,780
O'Reilly Automotive, Inc. (a)	50	30,553
Qurate Retail, Inc. - Series A	4,000	40,760
Sally Beauty Holdings, Inc. (a)	3,000	50,550
Signet Jewelers Ltd.	300	23,688
Sleep Number Corporation (a)	1,000	93,480
Ulta Beauty, Inc. (a)	200	72,184
Urban Outfitters, Inc. (a)	1,200	35,628
Vera Bradley, Inc. (a)	1,500	14,115
Williams-Sonoma, Inc.	400	70,932
Zumiez, Inc. (a)	2,000	79,520
		1,446,323
Specialty Retail - 0.1%
Penske Automotive Group, Inc.	200	20,120

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.7% (continued)	Shares	Value
Consumer Discretionary - 13.4% (continued)
Wholesale - Discretionary - 0.1%
Educational Development Corporation	2,000	$19,500

Consumer Staples - 8.6%
Beverages - 0.3%
National Beverage Corporation	1,200	62,988

Consumer Products - 0.5%
Colgate-Palmolive Company	700	52,906
Nature's Sunshine Products, Inc.	600	8,790
PepsiCo, Inc.	200	30,082
		91,778
Food - 3.7%
B&G Foods, Inc.	4,000	119,560
BellRing Brands, Inc. - Class A (a)	1,500	46,125
Campbell Soup Company	2,500	104,525
Fresh Del Monte Produce, Inc.	1,500	48,330
General Mills, Inc.	1,200	71,784
Herbalife Nutrition Ltd. (a)	1,500	63,570
J.M. Smucker Company (The)	500	60,015
Kellogg Company	1,400	89,488
Kraft Heinz Company (The)	1,200	44,184
USANA Health Sciences, Inc. (a)	800	73,760
		721,341
Household Products - 0.6%
Clorox Company (The)	200	33,122
Kimberly-Clark Corporation	200	26,488
Nu Skin Enterprises, Inc. - Class A	1,400	56,658
		116,268
Retail - Consumer Staples - 3.5%
Big Lots, Inc.	2,200	95,392
Dollar Tree, Inc. (a)	400	38,288
Ingles Markets, Inc. - Class A	1,400	92,442
Kroger Company (The)	400	16,172
Natural Grocers by Vitamin Cottage, Inc.	3,000	33,660
Ollie's Bargain Outlet Holdings, Inc. (a)	500	30,140
PriceSmart, Inc.	300	23,265
Rite Aid Corporation (a)	3,000	42,600

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.7% (continued)	Shares	Value
Consumer Staples - 8.6% (continued)
Retail - Consumer Staples - 3.5% (continued)
Sprouts Farmers Market, Inc. (a)	3,000	$69,510
United Natural Foods, Inc. (a)	3,000	145,260
Walgreens Boots Alliance, Inc.	2,200	103,510
Weis Markets, Inc.	200	10,510
		700,749
Energy - 2.8%
Energy Equipment & Services - 0.3%
Nabors Industries Ltd. (a)	600	57,888

Oil & Gas Producers - 1.3%
Antero Resources Corporation (a)	1,500	28,215
Callon Petroleum Company (a)	500	24,540
Laredo Petroleum, Inc. (a)	400	32,428
Ovintiv, Inc.	1,000	32,880
Range Resources Corporation (a)	2,000	45,260
SM Energy Company	4,000	105,520
		268,843
Renewable Energy - 1.2%
Broadwind, Inc. (a)	5,500	14,245
Canadian Solar, Inc. (a)	1,500	51,885
CleanSpark, Inc. (a)	1,000	11,590
First Solar, Inc. (a)	50	4,773
JinkoSolar Holding Company Ltd. - ADR (a)	2,000	91,620
SunPower Corporation (a)	1,500	34,020
Sunworks, Inc. (a)	4,000	24,560
		232,693
Financials - 7.6%
Asset Management - 0.6%
BrightSphere Investment Group, Inc.	3,000	78,390
Federated Hermes, Inc.	1,400	45,500
		123,890
Banking - 1.7%
Associated Banc-Corp	1,000	21,420
Citizens Financial Group, Inc.	500	23,490
Comerica, Inc.	500	40,250
Customers Bancorp, Inc. (a)	1,500	64,530
Fifth Third Bancorp	500	21,220
Hilltop Holdings, Inc.	2,500	81,675
Investors Bancorp, Inc.	3,000	45,330

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.7% (continued)	Shares	Value
Financials - 7.6% (continued)
Banking - 1.7% (continued)
People's United Financial, Inc.	1,000	$17,470
Reliant Bancorp, Inc.	500	15,795
		331,180
Institutional Financial Services - 1.6%